Liquidity - Additional Information (Details) $ / shares in Units, $ in Thousands											3 Months Ended			6 Months Ended		9 Months Ended		12 Months Ended
	Oct. 01, 2021 USD ($) Facility	Sep. 30, 2021 USD ($) Facility	Aug. 17, 2021	Aug. 16, 2021 USD ($)	Jul. 09, 2021 USD ($)	May 14, 2021 USD ($)	Jan. 01, 2021 USD ($) Facility	Oct. 02, 2018	Oct. 01, 2018 $ / shares	Jun. 08, 2018	Sep. 30, 2021 USD ($) Facility	Jun. 30, 2021 USD ($) Facility	Sep. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) Facility	Jun. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) Facility	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	May 01, 2022 USD ($)	Aug. 25, 2021 USD ($)	Aug. 13, 2021 USD ($)	Jan. 31, 2015 Facility	Jan. 31, 2015 FACILITY
Management's plan for increasing liquidity
Unrestricted cash		$ 6,200									$ 6,200	$ 5,600		$ 5,600		$ 6,200
Medicaid overpayment		$ 1,000									$ 1,000					1,000
Positive cash flow from continuing operations														$ 2,531	$ 820	$ 4,307	$ 1,933
Transition date														Jan. 01, 2021
Number of facilities | Facility		24									24	24		24		24
Estimated allowance of rent receivable																		$ 1,400
Rent receivable																		2,700
Rent arrears already collected																$ 1,500
Percentage of lease rent obligation														54.00%
Increase of preferred dividends rate per share unpaid and undeclared | $ / shares									$ 3.20
Total indebtedness		$ 53,397									$ 53,397	$ 54,163		$ 54,163		53,397
Net of deferred financing and unamortized discounts, in indebtedness		1,300									1,300	1,300		1,300		1,300
Debt repayments of principal in next 12 months, amortization		2,000									2,000	6,400		6,400		2,000
Debt instrument, outstanding amount		54,720									54,720	55,494		55,494		54,720		55,824
Net gain on extinguishment of debt											146		$ 0			146	0
FountainHead Commercial Capital - PPP Loan
Management's plan for increasing liquidity
Debt instrument, outstanding amount																					$ 200
Debt Instrument, forgiven					$ 200						200			200
Coosa Credit Facility
Management's plan for increasing liquidity
Net of deferred financing and unamortized discounts, in indebtedness		100									100					$ 100
Coosa Credit Facility | Coosa Facility | Coosa Nursing ADK, LLC
Management's plan for increasing liquidity
Number of licensed beds | Facility																124
Coosa Credit Facility | Meadowood Facility | Meadowood Property Holdings, LLC
Management's plan for increasing liquidity
Number of licensed beds | Facility																106
Coosa MCB Loan
Management's plan for increasing liquidity
Net of deferred financing and unamortized discounts, in indebtedness		100									100					$ 100
Net gain on extinguishment of debt											100
Coosa Facility Refinance
Management's plan for increasing liquidity
Debt instrument		$ 3,500									3,500					3,500
Maturity date		May 01, 2022
KeyBank Exit Notes
Management's plan for increasing liquidity
Debt instrument				$ 500
Maturity date			Aug. 25, 2023	Aug. 25, 2021
Routine debt
Management's plan for increasing liquidity
Debt repayments of principal in next 12 months, amortization		$ 1,300									1,300	1,400		1,400		1,300
Bond Debt
Management's plan for increasing liquidity
Debt repayments of principal in next 12 months, amortization		100									100	100		100		100
Current Maturities of Other Debt
Management's plan for increasing liquidity
Debt repayments of principal in next 12 months, amortization		600									600	800		800		600
Promissory Note | Coosa Credit Facility
Management's plan for increasing liquidity
Debt instrument		$ 5,100									$ 5,100					$ 5,100
Interest rate		3.95%									3.95%					3.95%
Maturity date																Oct. 10, 2026
Refinanced | Metro City Bank
Management's plan for increasing liquidity
Debt instrument		$ 5,100									$ 5,100					$ 5,100
Maturity date																Jan. 31, 2036
Refinanced | Metro City Bank | Prime Rate
Management's plan for increasing liquidity
Basis spread																1.50%
Other Debt
Management's plan for increasing liquidity
Debt instrument, outstanding amount		802									802	1,291		1,291		$ 802		822
Senior Debt
Management's plan for increasing liquidity
Debt instrument, outstanding amount		8,650									8,650	3,555		3,555		8,650		$ 3,631
Series A Preferred Stock
Management's plan for increasing liquidity
Undeclared preferred stock dividends arrears														32,400	$ 32,400	34,600
Increase of preferred stock dividend rate								12.875%	12.875%
Increase of preferred dividends rate per share unpaid and undeclared | $ / shares									$ 3.20
Cumulative preferential cash dividend rate									10.875%	10.875%
Powder Springs
Management's plan for increasing liquidity
Variable rent recognized											500	100		500		$ 1,000
Peach
Management's plan for increasing liquidity
Description of percentage of fixed management fee																The fixed Management fee Regional will pay Peach is 1% less than under the Vero Management Agreement with additional percentages for meeting specified performance targets.
Subsequent Event | FountainHead Commercial Capital - PPP Loan
Management's plan for increasing liquidity
Debt instrument, outstanding amount					$ 200
Subsequent Event | Coosa Facility Refinance
Management's plan for increasing liquidity
Maturity date	Oct. 01, 2026
Subsequent Event | Other Debt | KeyBank Exit Notes
Management's plan for increasing liquidity
Debt repayments of principal in next 12 months, amortization																				$ 500
Georgia | Forecast
Management's plan for increasing liquidity
Number of facilities | Facility																						8
Georgia | Subsequent Event | Peach
Management's plan for increasing liquidity
Number of facilities | Facility	3
Wellington Lease Termination
Management's plan for increasing liquidity
Transition date																Jan. 01, 2021
Bed taxes	$ 1,700	1,700					$ 1,700				1,700	1,700		$ 1,700		$ 1,700
Percentage of anticipated annual revenue														23.00%				23.00%
Estimated allowance of rent receivable														$ 1,400				$ 1,400
Rent receivable																		$ 2,700
Debt recovery due to collections exceeding estimated allowance											100
Cash collected from lease termination														3,200		3,300
Insurance refund amount														200		200
Bed taxes paid														1,000		1,000
Collection expenses paid														100		100
Rent arrears in doubtful not collected														1,300		1,200
Rent arrears already collected														1,400		1,500
Wellington Tenants | Georgia
Management's plan for increasing liquidity
Number of facilities subleased																						2	2
Wellington Tenant
Management's plan for increasing liquidity
Cash rent						$ 1,000								$ 1,000		1,500	$ 1,500
Tara
Management's plan for increasing liquidity
Percentage of lease rent obligation														54.00%
Number of licensed beds | Facility							134
Tara | Current Maturities of Other Debt
Management's plan for increasing liquidity
Debt repayments of principal in next 12 months, amortization		$ 100									$ 100	$ 300		$ 300		$ 100
Meadowood Credit Facility | Senior Debt | Forecast
Management's plan for increasing liquidity
Debt repayments of principal in next 12 months, amortization																			$ 3,600